Stock-based compensation - Summarizes the Company's Restricted Common Stock Activity (Detail)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested restricted common stock, Beginning | Shares | shares	2,819,949
Vested | Shares | shares	(1,055,997)
Forfeited | Shares | shares	(58,764)
Unvested restricted common stock, Ending | Shares | shares	1,705,188
Weighted average grant date fair value of Unvested restricted common stock, Beginning | $ / shares	$ 1.24
Weighted average grant date fair value of Unvested restricted common stock, Vested | $ / shares	1.30
Weighted average grant date fair value of Unvested restricted common stock, Forfeited | $ / shares	0.73
Weighted average grant date fair value of Unvested restricted common stock, Ending | $ / shares	$ 1.22